Long-Term Debt - Schedule of Long-term Debt Instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 EUR (€)
Debt Instrument [Line Items]
Unamortized debt issuance costs:	$ (9.1)	$ (9.7)
Total Long-term debt	$ 877.3	$ 858.6
Weighted average interest rate of Long-term debt	4.20%	4.30%	4.20%
Weighted average term of available Long-term debt	5 years	4 years 6 months
Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 846.4	$ 868.3
Senior Notes | Level 1
Debt Instrument [Line Items]
Fair value of Senior unsecured notes (Level 1)	845.1	904.7
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross	$ 40.0	0.0
3.625% Senior Unsecured Notes Due 2026 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)	3.625%		3.625%
Long-term debt, gross	$ 446.4	468.3	€ 400
5.000% Senior Unsecured Notes Due 2028 | Senior Notes
Debt Instrument [Line Items]
Interest rate (as percent)	5.00%		5.00%
Long-term debt, gross	$ 400.0	$ 400.0